Concentration	12 Months Ended
Dec. 31, 2017
Concentration
Concentration

19.      Concentration

One customer, Memorial Hermann Health System, accounted for approximately 15%,  16% and 15% of total revenue in 2017,  2016 and 2015, respectively. The revenue is generated across all three of our reportable segments.